Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Schedule of goodwill

Retail and Mail Order Pharmacy
At December 31, 2020	$2,986
Effects of movements in exchange rates	(12)

At December 31, 2021	$2,974

Effects of movements in exchange rates	203

At December 31, 2022	$3,177